Financial risk management - Additional Information (Detail) $ in Millions		12 Months Ended
	Feb. 09, 2021 USD ($)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)
Statement Of Lineitems [Line Items]
Currency translation reserve		€ 43,290		€ 25,928
Net foreign exchange gain (loss)		11,100,392		11,760,469		€ (963,685)
Issue of share capital		9,535,473		157,155,899		€ 102,514,879
Currency risk [member]
Statement Of Lineitems [Line Items]
foreign exchange gain		€ 11,100,000		€ 11,500,000
Increase in exchange rate (in percentage)		10	10
Currency translation reserve | $							$ 7.2
Net foreign exchange gain (loss) | $					$ 17.4
Currency risk [member] | USD [member]
Statement Of Lineitems [Line Items]
Trade payables to suppliers		€ 72,300,000
Currency risk [member] | CHF [member]
Statement Of Lineitems [Line Items]
Trade payables to suppliers		100,000
Interest Rate Risk [Member]
Statement Of Lineitems [Line Items]
Cash		161,800,000
Borrowings		0
Credit risk [member]
Statement Of Lineitems [Line Items]
Financial assets		0
Liquidity risk [member]
Statement Of Lineitems [Line Items]
Cash		€ 161,800,000
Net proceeds from initial public offering | $	$ 176.9
Issue of share capital | $			$ 75.0
Sale or issue of shares | shares		588,100	588,100
Proceeds from exercise of options | $			$ 9.7